Average headcount and number of branches - Schedule of number of branches (Details) - office	Jun. 30, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Number of offices	7,683	8,086
Poland | Assets and liabilities classified as held for sale
Disclosure of geographical areas [line items]
Number of offices	361	368
Spain
Disclosure of geographical areas [line items]
Number of offices	1,769	1,877
Group
Disclosure of geographical areas [line items]
Number of offices	5,914	6,209